Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 41.4%
Banks - 2.1%
Bank of America Corp.	22,625	$ 1,102,969
JPMorgan Chase & Co.	3,675	1,081,038
		2,184,007
Beverages - 0.9%
PepsiCo, Inc.	5,750	892,918
Biotechnology - 1.1%
AbbVie, Inc.	5,450	1,185,320
Capital Markets - 3.4%
Blackrock, Inc.	985	947,285
CME Group, Inc.	6,175	1,823,786
Morgan Stanley	4,165	685,434
		3,456,505
Chemicals - 1.2%
Air Products & Chemicals, Inc.	4,375	1,270,894
Electric Utilities - 1.8%
NextEra Energy, Inc.	20,050	1,862,244
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,201	431,015
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity PLC	4,315	901,921
Food Products - 0.7%
Hershey Co.	3,650	758,799
Ground Transportation - 1.3%
Union Pacific Corp.	5,550	1,346,541
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	9,325	957,398
Medtronic PLC	15,900	1,377,735
		2,335,133
Health Care Providers & Services - 0.5%
Elevance Health, Inc.	1,825	534,269
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	3,950	1,227,620
Household Products - 2.5%
Colgate-Palmolive Co.	10,875	926,876
Procter & Gamble Co.	11,250	1,624,950
		2,551,826
Industrial Conglomerates - 1.6%
Honeywell International, Inc.	7,475	1,689,574
Insurance - 0.8%
Marsh & McLennan Cos., Inc.	4,775	828,224
Machinery - 2.1%
Cummins, Inc.	941	506,277
Deere & Co.	875	492,887
Illinois Tool Works, Inc.	4,675	1,216,856
		2,216,020
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	11,000	$ 2,275,900
ConocoPhillips	8,400	1,108,800
EOG Resources, Inc.	9,675	1,398,715
Exxon Mobil Corp.	14,150	2,400,689
		7,184,104
Pharmaceuticals - 2.3%
Johnson & Johnson	9,650	2,358,846
Professional Services - 0.9%
Automatic Data Processing, Inc.	4,500	914,310
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	3,775	1,200,978
QUALCOMM, Inc.	6,250	804,875
Texas Instruments, Inc.	6,650	1,291,031
		3,296,884
Specialty Retail - 2.2%
Home Depot, Inc.	3,650	1,200,448
Lowe's Cos., Inc.	4,450	1,051,446
		2,251,894
Trading Companies & Distributors - 1.0%
Fastenal Co.	21,675	1,005,720
Total Common Stocks (Cost $34,769,157)		42,684,588

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.3%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	$ 1,373,513	1,176,105
2.50%, 02/01/2032 - 01/01/2052	2,099,180	1,835,394
3.00%, 09/01/2042 - 08/01/2052	1,520,820	1,371,307
3.50%, 11/01/2040 - 05/01/2052	1,629,847	1,511,830
4.00%, 04/01/2033 - 03/01/2047	118,711	116,363
4.50%, 08/01/2039 - 12/01/2052	390,064	382,919
5.00%, 05/01/2040 - 02/01/2053	2,072,862	2,061,297
5.50%, 01/01/2037 - 02/01/2054	1,245,264	1,262,022
6.00%, 09/01/2053	488,702	503,213
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	50,078	50,621
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,224,023	2,876,656
3.00%, 12/01/2028 - 01/01/2049	1,604,083	1,480,140
3.50%, 12/01/2031 - 08/01/2052	1,908,954	1,775,850
4.00%, 02/01/2035 - 09/01/2052	2,751,716	2,618,487
4.50%, 05/01/2038 - 07/01/2053	1,679,161	1,642,093
5.00%, 10/01/2052 - 12/01/2052	1,092,465	1,083,151
5.50%, 10/01/2052 - 05/01/2054	1,407,623	1,422,725
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	58,850	57,863
3.50%, 04/25/2031	61,806	60,580
5.50%, 05/25/2051 - 10/25/2051	922,594	929,432
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association-ACES
3.16% (A), 11/25/2027	$ 363,339	$ 359,329
Government National Mortgage Association
3.50%, 12/15/2042	25,457	23,920
4.00%, 12/15/2039	3,192	3,069
4.50%, 08/15/2040	1,348	1,338
Government National Mortgage Association REMICS
4.50%, 03/16/2065	240,392	238,360
4.75%, 12/20/2055	247,577	244,906
Total U.S. Government Agency Obligations (Cost $26,014,092)		25,088,970
CORPORATE DEBT SECURITIES - 18.1%
Aerospace & Defense - 0.5%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	256,052
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (B)	250,000	248,051
		504,103
Banks - 5.0%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	285,432
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	231,574
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	199,095
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	150,000	146,529
Citizens Financial Group, Inc.
Fixed until 01/29/2031, 5.30% (A), 01/29/2036	250,000	247,749
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	192,735
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	103,667
Goldman Sachs Group, Inc.
Fixed until 04/23/2030, 5.22% (A), 04/23/2031	250,000	254,216
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	257,189
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	250,000	253,837
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	250,000	256,604
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	254,131
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	276,193
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Canada
5.15%, 02/01/2034	$ 175,000	$ 178,934
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	117,671
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	245,793
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	199,462
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	312,578
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	222,362
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	128,013
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	200,054
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (A), 01/23/2037	250,000	243,536
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	126,959
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	255,743
		5,190,056
Beverages - 0.3%
Diageo Investment Corp.
5.13%, 08/15/2030	200,000	204,198
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	139,349
		343,547
Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	72,641
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	180,136
		252,777
Building Products - 0.4%
Carrier Global Corp.
3.58%, 04/05/2050	34,000	24,300
6.20%, 03/15/2054	98,000	102,403
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	263,609
		390,312
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	100,000	64,485
Nutrien Ltd.
5.80%, 03/27/2053	250,000	245,325
		309,810
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.6%
PayPal Holdings, Inc.
5.10%, 04/01/2035	$ 100,000	$ 99,286
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	278,265
Textron, Inc.
2.45%, 03/15/2031	250,000	225,116
		602,667
Communications Equipment - 0.5%
AT&T, Inc.
2.25%, 02/01/2032	200,000	174,725
4.75%, 05/15/2046	75,000	63,018
Verizon Communications, Inc.
5.88%, 11/30/2055	250,000	243,168
		480,911
Consumer Staples Distribution & Retail - 0.4%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	92,679
Tractor Supply Co.
5.25%, 05/15/2033	100,000	101,532
Walmart, Inc.
4.90%, 04/28/2035	250,000	253,494
		447,705
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	123,480
Diversified REITs - 0.2%
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	180,068
Electric Utilities - 0.7%
DTE Electric Co.
5.40%, 04/01/2053	250,000	238,307
Duke Energy Corp.
3.75%, 09/01/2046	250,000	184,477
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	156,588
PECO Energy Co.
3.05%, 03/15/2051	250,000	161,880
		741,252
Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	250,000	250,302
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	268,552
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	200,000	200,538
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	206,803
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	165,231
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Synchrony Financial
3.70%, 08/04/2026	$ 100,000	$ 99,706
		1,191,132
Food Products - 0.5%
J.M. Smucker Co.
6.20%, 11/15/2033	250,000	264,895
Mars, Inc.
5.20%, 03/01/2035 (B)	100,000	100,952
5.70%, 05/01/2055 (B)	100,000	97,507
		463,354
Health Care Providers & Services - 0.5%
Cigna Group
4.38%, 10/15/2028	50,000	49,961
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	316,636
Humana, Inc.
5.38%, 04/15/2031	150,000	151,612
		518,209
Health Care REITs - 0.2%
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	207,950
Insurance - 1.2%
Aflac, Inc.
4.75%, 01/15/2049	250,000	214,718
American International Group, Inc.
4.75%, 04/01/2048	100,000	86,771
Athene Holding Ltd.
6.25%, 04/01/2054	125,000	114,698
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	222,313
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	232,885
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	68,436
Old Republic International Corp.
3.85%, 06/11/2051	250,000	175,383
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	133,464
		1,248,668
Internet & Catalog Retail - 0.4%
Amazon.com, Inc.
5.80%, 03/13/2056	250,000	249,799
Meta Platforms, Inc.
4.88%, 11/15/2035	150,000	147,156
		396,955
IT Services - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	169,194
8.35%, 07/15/2046	19,000	23,518
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
HP, Inc.
2.65%, 06/17/2031	$ 250,000	$ 222,338
		415,050
Oil, Gas & Consumable Fuels - 2.9%
Devon Energy Corp.
5.20%, 09/15/2034 (C)	300,000	300,752
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	299,483
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	236,800
Enbridge, Inc.
5.70%, 03/08/2033	125,000	129,486
Energy Transfer LP
5.25%, 04/15/2029	100,000	101,850
6.55%, 12/01/2033	250,000	269,915
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	185,465
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	333,839
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	172,958
MPLX LP
2.65%, 08/15/2030	300,000	276,519
Phillips 66
4.65%, 11/15/2034	100,000	96,655
Valero Energy Corp.
4.00%, 06/01/2052	100,000	72,647
6.63%, 06/15/2037	250,000	273,627
Valero Energy Partners LP
4.50%, 03/15/2028	250,000	250,052
		3,000,048
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	229,167	228,836
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	185,874
Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.80%, 06/15/2030	125,000	125,251
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	202,381
Semiconductors & Semiconductor Equipment - 0.0% *
Broadcom, Inc.
3.19%, 11/15/2036 (B)	9,000	7,521
Software - 0.7%
Fiserv, Inc.
3.50%, 07/01/2029	100,000	95,780
Oracle Corp.
3.95%, 03/25/2051	250,000	158,414
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Paychex, Inc.
5.60%, 04/15/2035 (C)	$ 200,000	$ 200,864
VMware LLC
2.20%, 08/15/2031	250,000	219,429
		674,487
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	203,687
		203,687
Total Corporate Debt Securities (Cost $19,905,914)		18,636,091
U.S. GOVERNMENT OBLIGATIONS - 11.6%
U.S. Treasury - 11.6%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	407,531
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,373,157
3.00%, 05/15/2047	750,000	557,402
3.75%, 08/15/2041	250,000	222,949
4.13%, 08/15/2053	750,000	657,715
4.25%, 08/15/2054	1,000,000	895,625
4.38%, 05/15/2041	500,000	481,543
4.63%, 05/15/2044	715,000	693,410
U.S. Treasury Notes
2.63%, 02/15/2029	1,500,000	1,451,250
3.88%, 11/30/2029	1,000,000	999,766
4.00%, 02/29/2028 - 02/15/2034	1,970,000	1,967,971
4.13%, 02/15/2036	240,000	236,250
4.38%, 05/15/2034	750,000	757,910
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,320,001
Total U.S. Government Obligations (Cost $13,127,281)		12,022,480
MORTGAGE-BACKED SECURITIES - 2.8%
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	235,887	212,868
FREMF Mortgage Trust
Series 2020-K106, Class B, 3.56% (A), 03/25/2053 (B)	250,000	235,372
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	107,735	96,308
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	138,670	115,199
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	389,989	324,195
Series 2021-3, Class A3, 2.50% (A), 07/25/2051 (B)	185,195	153,950
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	460,497	415,824
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	84,058	84,343
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	$ 92,949	$ 81,130
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	276,088	247,159
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	266,943	238,546
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	161,171	146,438
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.55% (A), 10/27/2064 (B)	374,267	374,579
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	169,103	140,151
Total Mortgage-Backed Securities (Cost $3,218,245)		2,866,062
ASSET-BACKED SECURITIES - 0.4%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	183,993	183,946
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	94,366	94,502
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	8,791	8,801
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	154,401	154,656
Total Asset-Backed Securities (Cost $436,985)		441,905
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% *
Massachusetts - 0.0% *
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	$ 35,000	$ 35,036
Total Municipal Government Obligation (Cost $35,000)		35,036

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (D)	208,395	208,395
Total Other Investment Company (Cost $208,395)		208,395

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.35% (D), dated 03/31/2026, to be repurchased at $1,108,115 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $1,130,391.	$ 1,108,073	1,108,073
Total Repurchase Agreement (Cost $1,108,073)		1,108,073
Total Investments (Cost $98,823,142)		103,091,600
Net Other Assets (Liabilities) - 0.1%		105,879
Net Assets - 100.0%		$ 103,197,479
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$42,684,588	$—	$—	$42,684,588
U.S. Government Agency Obligations	—	25,088,970	—	25,088,970
Corporate Debt Securities	—	18,636,091	—	18,636,091
U.S. Government Obligations	—	12,022,480	—	12,022,480
Mortgage-Backed Securities	—	2,866,062	—	2,866,062
Asset-Backed Securities	—	441,905	—	441,905
Municipal Government Obligation	—	35,036	—	35,036
Other Investment Company	208,395	—	—	208,395
Repurchase Agreement	—	1,108,073	—	1,108,073
Total Investments	$42,892,983	$60,198,617	$—	$103,091,600
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $5,255,521, representing 5.1% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $502,749, collateralized by cash collateral of $208,395 and non-cash collateral, such as U.S. government securities of $305,168. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at March 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Madison Diversified Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust